Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) Numbers	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Numbers $ / shares	Dec. 31, 2014 USD ($)
Summary of Signifcant Accounting Policies (Textual)
Cash equivalents
Allowance for doubtful account receivable	$ 6,950		6,950	$ 11,966
Insurance receivable			322,410	30,000
Claim receivable payments				25,000
Depreciation expense	14,367		46,613	189,498
Refundable deposits	12,078		107,574	120,613
Can deposit	135,000		135,000	221,000
Purchase of the kegs			$ 86,000
Deposits with third parties			EBC had a can deposit of $135,000 with a third-party that cans its product. In the fiscal year ended December 31, 2014 EBC had a fully refundable deposits of $86,000 related to the keg lease referenced in Note 4 in addition to the can deposit of $135,000
Deposits aggregated			$ 135,000	221,000
Excise taxes	$ 10,691	$ 21,647	71,534	$ 99,000
Federal excise tax per barrel			$ 7
Number of barrels | Numbers	4,300		60,000
Excise taxes per beer price | $ / shares			$ 0.20
Claim receivable, additional funds			$ 22,410
Excise tax, Description	The federal government levies excise taxes on the sale of alcoholic beverages, including beer. For brewers producing fewer than two million barrels of beer per calendar year, the federal excise tax is $7 per barrel on the first 60,000 barrels of beer removed for consumption or sale during the calendar year. The state of California imposes excise taxes on the sale and distribution of beer at a rate of $0.20 per gallon.